RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - Foreign exchange (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018 CAD ($) property	Dec. 31, 2019 CAD ($) property	Dec. 31, 2018 CAD ($) contract
Disclosure of detailed information about financial instruments
Foreign exchange gain (loss)		$ (1,633)	$ 9,390
Number of properties disposed | property		13
Investment properties sold in January 2018
Disclosure of detailed information about financial instruments
Foreign exchange gain (loss)	$ 8,500
Number of properties disposed | property	3
Interest rate swap contract
Disclosure of detailed information about financial instruments
Foreign exchange gain (loss)			$ 1,400
Number of cross currency swaps settled | contract			2